ETFMG Prime Mobile Payments ETF
Schedule of Investments
December 31, 2022 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.2%
Australia - 0.2%
IT Services - 0.2% (d)
EML Payments, Ltd. (a)	1,734,276	$743,894

Bermuda - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
PAX Global Technology, Ltd.	2,767,743	2,393,490

Brazil - 1.6%
IT Services - 1.6% (d)
Cielo SA	7,975,795	7,930,854

Canada - 1.3%
IT Services - 1.3% (d)
Nuvei Corp. (a)(f)	251,869	6,400,895

Cayman Islands - 5.9%
IT Services - 5.9% (d)
Dlocal, Ltd. (a)(b)	609,227	9,485,664
Pagseguro Digital, Ltd. - Class A (a)(b)	758,066	6,625,497
StoneCo., Ltd. - Class A (a)(b)	642,483	6,065,040
Yeahka, Ltd. (a)	2,557,802	6,865,197
Total IT Services		29,041,398

Cyprus - 0.0% (h)
IT Services - 0.0% (d)(h)
QIWI PLC - ADR (b)(g)	235,051	–

France - 1.9%
IT Services - 1.9% (d)
Worldline SA (a)(f)	233,120	9,115,783

Italy - 1.9%
IT Services - 1.9% (d)
Nexi SpA (a)(f)	1,179,467	9,299,986

Japan - 2.5%
Consumer Finance - 0.5%
Jaccs Co., Ltd.	84,167	2,645,450
IT Services - 1.9% (d)
GMO Financial Gate, Inc.	10,316	1,197,926
GMO Payment Gateway, Inc.	93,981	7,819,815
Total IT Services		9,017,741
Software - 0.1%
Intelligent Wave, Inc.	131,167	720,599
Total Japan		12,383,790

Netherlands - 4.3%
IT Services - 4.3% (d)
Adyen NV (a)(f)	15,374	21,203,247

Puerto Rico - 1.4%
IT Services - 1.4% (d)
EVERTEC, Inc.	206,785	6,695,698

Republic of Korea - 2.0%
IT Services - 2.0% (d)
Danal Co., Ltd. (a)	286,741	1,133,812
Kakaopay Corp. (a)	196,426	8,419,367
Total IT Services		9,553,179

United Kingdom - 3.1%
IT Services - 3.1% (d)
Network International Holdings PLC (a)(f)	1,652,544	5,953,602
PayPoint PLC	198,152	1,221,741
Wise PLC - Class A (a)	1,150,489	7,827,932
Total IT Services		15,003,275

United States - 72.6%
Consumer Finance - 11.5%
American Express Co.	195,541	28,891,183
Bread Financial Holdings, Inc. (b)	171,551	6,460,611
Discover Financial Services	160,300	15,682,149
Green Dot Corp. - Class A (a)(b)	324,017	5,125,949
Total Consumer Finance		56,159,892
IT Services - 58.1% (d)
Affirm Holdings, Inc. (a)(b)	537,180	5,194,531
Block, Inc. (a)(b)	313,280	19,686,515
Boku, Inc. (a)(f)	814,982	1,374,462
Cantaloupe, Inc. (a)	370,642	1,612,293
Euronet Worldwide, Inc. (a)(b)	84,042	7,931,884
Evo Payments, Inc. - Class A (a)	202,555	6,854,461
Fidelity National Information Services, Inc.	306,631	20,804,913
Fiserv, Inc. (a)	293,226	29,636,351
FleetCor Technologies, Inc. (a)	59,084	10,852,549
Flywire Corp. (a)(b)	325,509	7,965,205
Global Payments, Inc.	160,924	15,982,972
I3 Verticals, Inc. - Class A (a)(b)	92,784	2,258,363
International Money Express, Inc. (a)	109,256	2,662,569
Jack Henry & Associates, Inc.	59,698	10,480,581
Marqeta, Inc. - Class A (a)(b)	1,129,920	6,903,811
MasterCard, Inc. - Class A	85,360	29,682,232
MoneyGram International, Inc. (a)	601,615	6,551,587
Payoneer Global, Inc. (a)(b)	1,274,638	6,972,270
PayPal Holdings, Inc. (a)(b)	392,173	27,930,561
Remitly Global, Inc. (a)(b)	651,437	7,458,954
Shift4 Payments, Inc. - Class A (a)(b)	154,680	8,651,252
Visa, Inc. - Class A (b)	141,923	29,485,922
Western Union Co. (b)	571,372	7,867,792
WEX, Inc. (a)(b)	52,378	8,571,660
Total IT Services		283,373,690
Software - 3.0%
ACI Worldwide, Inc. (a)(b)	328,222	7,549,106
NCR Corp. (a)(b)	311,237	7,286,058
Total Software		14,835,164
Total United States		354,368,746
TOTAL COMMON STOCKS (Cost $695,045,998)		484,134,235

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 23.2%
ETFMG Sit Ultra Short ETF (e)	900,000	43,506,000
Mount Vernon Liquid Assets Portfolio, LLC, 4.49% (c)	69,854,112	69,854,112
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $114,862,215)		113,360,112

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
First American Government Obligations Fund - Class X, 4.08% (c)	3,967,349	3,967,349
TOTAL SHORT-TERM INVESTMENTS (Cost $3,967,349)		3,967,349

Total Investments (Cost $813,875,562) - 123.2%		601,461,696
Liabilities in Excess of Other Assets - (23.2)%		(113,453,871)
TOTAL NET ASSETS - 100.0%		$488,007,825

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at December 31, 2022.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	As of December 31, 2022 the Fund had a significant portion of its assets in the IT Services Industry.
(e)	Affiliated security. A schedule of the Fund’s investments in securities of affiliated issuers held during the period ended December 31, 2022 is set forth below.
(f)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At December 31, 2022, the market value of these securities total $53,347,975, which represents 10.9% of total net assets.

(g)	Value determined using significant unobservable inputs. The value of this security totals $0, which represents 0.0% of total net assets. Classified as Level 3 in the fair value hierarchy.
(h)	Amount is less than 0.05%.

Security Name	Value at September 30, 2022	Purchases	Sales	Net Realized Gain (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at December 31, 2022	Ending Shares
ETFMG Sit Ultra Short ETF	$ 43,267,500	$ -	$ -	$ -	$ 238,500	$ -	$ 43,506,000	900,000

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2022, AIEQ, HACK, VALT, AWAY, GERM, MJUS, SILX, AWYX, IVES, ITEQ and ETHO did not hold any fair valued securities. As of December 31, 2022, SILJ held three fair valued securities and MJ, IPAY and GAMR held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2022:

IPAY
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$484,134,235	$-	$-	(1)	$484,134,235
Short-Term Investments	3,967,349	-	-		3,967,349
ETFMG Sit Ultra Short ETF**	43,506,000	-	-		43,506,000
Investments Purchased with Securities Lending Collateral*	-	-	-		69,854,112
Total Investments in Securities	$531,607,584	$-	$-		$601,461,696

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.